SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 431,542	$ 324,977	$ 324,934
Depreciation and amortization	2,679	2,454	2,061
Net income (loss)	10,571	(5,234)	41,288
Goodwill	668	646	690
Total assets	197,096	184,633	195,880
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	0
Depreciation and amortization	5	71	75
Net income (loss)	(3,311)	(2,921)	(2,020)
Goodwill	0	0	0
Total assets	17,740	8,698	10,349
Airport Security [Member]
Segment Reporting Information [Line Items]
Revenue	309,335	224,037	217,463
Depreciation and amortization	904	779	939
Net income (loss)	2,577	1,128	7,202
Goodwill	668	646	690
Total assets	81,733	82,016	84,923
Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	66,463	53,954	36,224
Depreciation and amortization	307	286	167
Net income (loss)	14	(2,229)	14,710
Goodwill	0	0	0
Total assets	19,325	25,072	27,502
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue	55,744	46,986	71,247
Depreciation and amortization	1,463	1,318	880
Net income (loss)	11,291	(1,212)	21,396
Goodwill	0	0	0
Total assets	$ 78,298	$ 68,847	$ 73,106